West Shore Real Return Income Fund

PROSPECTUS

August 28, 2014

Class A   AWSFX

Class I   IWSFX

Class N   NWSFX

Class R    RWSFX

www.westshorefunds.com

1-855-WSFUNDS (973-8637)

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) nor has the SEC passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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FUND SUMMARY

Investment Objective: The West Shore Real Return Income Fund (the “Fund”) seeks a combination of capital growth and current income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class N	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None	None	None
Redemption Fee (as a % of amount redeemed within 180 days of purchase)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.40%	None	0.25	0.50%
Other Expenses	1.18%	1.18%	1.18%	1.18%
Acquired Fund Fees and Expenses(1)	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	2.58%	2.18%	2.43%	2.68%
Expense Waiver(2)	(0.43)%	(0.43)%	(0.43)%	(0.43)%
Total Annual Fund Operating Expenses After Expense Waiver(2)	2.30%	1.90%	2.15%	2.40%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2) The Fund’s Adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2015 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.15%, 1.75%, 2.00% and 2.25% of average daily net assets attributable to Class A, Class I, Class N and Class R shares, respectively.  This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$795	$1,335	$1,901	$3,430
Class I	$193	$686	$1,206	$2,633
Class N	$218	$762	$1,332	$2,883
Class R	$243	$837	$1,456	$3,126

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended April 30, 2014, the Fund’s portfolio turnover rate was 8.00%.

Principal Investment Strategies: To pursue its investment objective, the Fund utilizes three core investment strategies: domestic income, global income and alternative investments. The Adviser will select and determine the appropriate allocation of Fund assets to each strategy based on its evaluation of market opportunities, economic trends, and relative values. Although the Fund’s allocation to each strategy may vary over time, the Fund will typically allocate up to 50% of its total assets to domestic income investments, up to 50% of its total assets to global income investments, and up to 20% of its total assets to alternative investments.

Domestic Income.  The Fund’s domestic income strategy focuses primarily on equity securities of established U.S. issuers believed to offer attractive dividend yields, the potential for capital appreciation and dividend growth, and lower relative risk.  The types of equity securities in which the Fund typically invests include common stock, preferred stock, convertible securities, depositary receipts, warrants, and rights. The Fund may also invest in other types of equity securities, including real estate investment trusts (“REITs”) and master limited partnerships.  The Fund may invest in securities of companies in any market sector and with market capitalizations of any size. The Fund may also invest directly or indirectly in debt securities issued by corporate and government issuers, including inflation-protected securities and asset-backed securities. The Fund may invest in debt securities of any credit quality or maturity.

Global Income. The Fund’s global income strategy seeks to provide current income and preservation of capital through investments in foreign securities that the Adviser believes will provide returns that exceed the rate of inflation. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including issuers located in emerging market countries.  The Fund’s global income strategy primarily invests in equity securities and fixed income securities, including common stock, preferred stock, convertible securities, warrants, rights, REITs, asset-backed securities, inflation-protected securities, and securities issued by foreign governments. The Fund’s global income strategy typically invests in securities in a number of different countries.

Alternative Investments.  The Fund’s alternative investments strategy seeks to provide exposure to investments that have low to moderate correlation to traditional equity and fixed income investments.  The Adviser also selects investments for the Fund’s alternative investments strategy to manage or hedge the Fund’s exposure to individual issuers and general market risk.  The Fund gains exposure to alternative investments primarily through investments in underlying funds, including private equity funds and hedge funds.  The Fund may invest in underlying funds that provide exposure to a variety of investment styles, including market neutral and long/short strategies, and investment types.  These underlying funds may invest, either directly or indirectly through derivatives (which may include swaps, futures, and options), in securities and instruments that may include, among others, raw materials, precious metals, other commodities, and other types of investments.  In executing the Fund’s alternative investments strategy, the Adviser may allocate Fund assets among one or more underlying funds.

The Fund seeks to gain exposure to commodity-linked investments by investing in underlying funds that may provide exposure to instruments which may include, among others, raw materials, precious metals, collectibles, other commodity-linked investments.  The Fund intends to invest in such underlying funds through investments in West Shore Real Return Income (Cayman) Fund, Ltd. a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary").

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Subsidiary pursues its investment objective by investing in underlying funds that may invest in raw materials, precious metals, collectibles, and other commodity-linked investments.  The Subsidiary may also directly invest in physical precious metals, such as gold.  The Fund may invest up to 25% of its total assets in the Subsidiary, although the Fund does not intend to allocate more than 20% of its assets to its alternative strategy, under which investments in the Subsidiary are categorized.  The Subsidiary (unlike the Fund) is not subject to certain U.S. federal tax rules that otherwise limit the Fund’s investments in commodity-linked investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s assets exposed to any particular underlying fund or direct investment made by the Subsidiary will vary based on market conditions, but may from time to time be substantial.  In evaluating potential investments for the Fund, the Adviser takes into account quantitative and qualitative factors, including fundamental quality, earnings growth, dividend yield, relative value, and anticipated price appreciation. The Adviser may draw upon both internal and external resources to identify potential investments. Quantitative factors are identified through a proprietary computerized system that analyzes potential investments based on numerous criteria.  Eligible securities are identified and further sorted by industry, region and country.  The Adviser then measures each eligible security’s qualitative factors to determine the security’s target price.  The Adviser will continue to apply this quantitative and qualitative analysis to monitor a security’s value relative to other portfolio securities to determine whether to continue to hold or sell a security held by the Fund. The Adviser seeks to identify investments that provide returns that exceed the rate of inflation (“real return”) and have the ability to maintain or enhance real value during periods of inflation.

 Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

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Asset-Backed Securities Risk. The risks of investing in asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

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Cayman Subsidiary Risk.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could adversely affect the Fund and its shareholders.  The Fund’s investment in the Subsidiary will bear its pro rata share of the Subsidiary’s operating expenses. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act"), as amended, and, unless otherwise noted in this Prospectus, is not be subject to all of the investor protections of the 1940 Act.

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Commodities Risk.  Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

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Credit Risk.  The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.

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Currency Risk.  The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Derivatives Risk. The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments.  The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

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Emerging Markets Risk.  The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

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Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

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Fixed Income Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Foreign (Non-U.S.) Investment Risk.  Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

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Hedge Fund Risk.  The Fund may invest in private investment funds, or “hedge funds,” which pursue alternative investment strategies. Certain investment instruments and techniques that a hedge fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a hedge fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more hedge funds. A shareholder will also bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  In addition, interests in a hedge fund are likely to be illiquid.

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Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

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Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

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Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

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Limited History of Operations. The Fund has a limited history of operation. In addition, the Adviser has not previously managed a mutual fund.

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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market. The Fund is also exposed to liquidity risk through its investment in underlying funds that hold illiquid securities.

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Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

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Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Real Estate Investment Trusts (“REITs”) Risk. The Fund is subject to risks related to investment in REITs, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company.

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Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

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Small-Cap and Mid-Cap Risk. The risk that the value of securities issued by small-capitalization and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.

 Updated performance information will be available at no cost by visiting www.westshorefunds.com or by calling 1-855-WSFUNDS (973-8637).

Investment Adviser: West Shore Group, LLC (“West Shore” or the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers:  The portfolio managers of the Fund are Steve Cordasco, President and Portfolio Manager, Michael Shamosh, Portfolio Manager, and James G. Rickards, Portfolio Manager. Messrs. Cordasco, Shamosh and Rickards have managed the Fund since its inception.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, by telephone at 1-855-WSFUNDS (973-8637), or through your broker.  Redemptions will be paid by automated clearing house funds (“ACH”), check or wire transfer.  The Fund or its Adviser may waive any of the minimum initial and subsequent investment amounts.

Class	Minimum Investment
	Initial	Subsequent
A	$2,500	$500
I	$100,000	$1,000
N	$2,500	$500
R	$2,500	$500

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Adviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:  The Fund seeks a combination of capital growth and current income. The Fund’s investment objective may be changed by the Fund’s Board of Trustees upon 60 days, prior written notice to shareholders.

Principal Investment Strategies:  To pursue its investment objective, the Fund utilizes three core investment strategies: domestic income, global income and alternative investments. The Adviser will select and determine the appropriate allocation of Fund assets to each strategy based on its evaluation of market opportunities, economic trends, and relative values. Although the Fund’s allocation to each strategy may vary over time, the Fund will typically allocate up to 50% of its total assets to domestic income investments, up to 50% of its total assets to global income investments, and up to 20% of its total assets to alternative investments.

Domestic Income.  The Fund’s domestic income strategy focuses primarily on equity securities of established U.S. issuers believed to offer attractive dividend yields, the potential for capital appreciation and dividend growth, and lower relative risk.  The types of equity securities in which the Fund typically invests include common stock, preferred stock, convertible securities, depositary receipts, warrants, and rights. The Fund may also invest in other types of equity securities, including real estate investment trusts (“REITs”) and master limited partnerships.  The Fund may invest in securities of companies in any market sector and with market capitalizations of any size. The Fund may also invest directly or indirectly in debt securities issued by corporate and government issuers, including inflation-protected securities and asset-backed securities.  The Fund may invest in debt securities of any credit quality or maturity.

Global Income. The Fund’s global income strategy seeks to provide current income and preservation of capital through investments in foreign securities that the Adviser believes will provide returns that exceed the rate of inflation. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including issuers located in emerging market countries.  The Fund’s global income strategy primarily invests in equity securities and fixed income securities, including common stock, preferred stock, convertible securities, warrants, rights, REITs, asset-backed securities, inflation-protected securities, and securities issued by foreign governments. The Fund’s global income strategy typically invests in securities in a number of different countries.

Alternative Investments.  The Fund’s alternative investments strategy seeks to provide exposure to investments that have low to moderate correlation to traditional equity and fixed income investments.  The Adviser also selects investments for the Fund’s alternative investments strategy to manage or hedge the Fund’s exposure to individual issuers and general market risk.  The Fund gains exposure to alternative investments primarily through investments in underlying funds, including private equity funds and hedge funds.   The Fund may invest in underlying funds that provide exposure to a variety of investment styles, including market neutral and long/short strategies, and investment types.  These underlying funds may invest, either directly or indirectly through derivatives (which may include swaps, futures, and options), in securities and instruments that may include, among others, raw materials, precious metals, other commodities, and other types of investments.  In executing the Fund’s alternative investments strategy, the Adviser may allocate Fund assets among one or more underlying funds.

The Fund seeks to gain exposure to commodity-linked investments by investing in underlying funds that may provide exposure to instruments which may include, among others, raw materials, precious metals, collectibles, other commodity-linked investments.  The Fund intends to invest in such underlying funds through investments in the Subsidiary.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Subsidiary pursues its investment objective by investing in underlying funds that may invest in raw materials, precious metals, collectibles, and other commodity-linked investments.  The Subsidiary may also directly invest in physical precious metals, such as gold.  The Fund may invest up to 25% of its total assets in the Subsidiary, although the Fund does not intend to allocate more than 20% of its assets to its alternative strategy, under which investments in the Subsidiary are categorized.  The Subsidiary (unlike the Fund) is not subject to certain U.S. federal tax rules that otherwise limit the Fund’s investments in commodity-linked investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s assets exposed to any particular underlying fund or direct investment made by the Subsidiary will vary based on market conditions, but may from time to time be substantial.   To the extent applicable to the investment activities of the Subsidiary, the Adviser will manage the Subsidiary pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Adviser, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Fund’s Statement of Additional Information (“SAI”).

In evaluating potential investments for the Fund, the Adviser takes into account quantitative and qualitative factors, including fundamental quality, earnings growth, dividend yield, relative value, and anticipated price appreciation. The Adviser may draw upon both internal and external resources to identify potential investments. Quantitative factors are identified through a proprietary computerized system that analyzes potential investments based on numerous criteria.  Eligible securities are identified and further sorted by industry, region and country.  The Adviser then measures each eligible security’s qualitative factors to determine the security’s target price.  The Adviser will continue to apply this quantitative and qualitative analysis to monitor a security’s value relative to other portfolio securities to determine whether to continue to hold or sell a security held by the Fund. The Adviser seeks to identify investments that provide returns that exceed the rate of inflation (“real return”) and have the ability to maintain or enhance real value during periods of inflation.

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash equivalent securities such as U.S. Treasury securities and money market mutual funds.  Defensive investing could affect the Fund’s performance and the Fund might not achieve its investment objectives. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Risk Factors:

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Asset-Backed Securities Risk. Associated with asset-backed securities is prepayment risk. If interest rates fall, the underlying debt may be repaid early, reducing the value of the Fund’s investments. On the other hand, if interest rates rise, the duration of the securities may be extended, making them more sensitive to changes in interest rates.  Furthermore, fewer prepayments may be made, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of asset-backed securities may be considerably affected by changes in interest rates, the market’s perception of issuers, declines in the value of collateral, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly.

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Cayman Subsidiary Risk. By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related and other instruments held by the Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and its Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its parent Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code.

There is a risk that the Internal Revenue Service could assert that the annual net profit realized by the Subsidiary and imputed for income tax purposes to the Fund will not be considered “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the Fund’s shareholders would likely suffer decreased investment returns.

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Commodities Risk. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

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Credit Risk. The risk that issuers or guarantors of a fixed income security cannot or will not make payments on the securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, which may lower their value and may affect their liquidity.

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Currency Risk.  The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries.

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Derivatives Risk. The Fund may invest, either directly or through an underlying fund, in derivatives, which are financial instruments whose value is typically based on the value of a security, commodity or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, including total return swap agreements, and similar instruments. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is often linked to commercial and residential mortgage portfolios. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. The Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Adviser or that such techniques will be utilized by the Adviser.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the Adviser inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The Fund’s SAI provides a more detailed description of the types of derivative instruments in which the Fund may invest and their associated risks.

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Emerging Markets Risk. To the extent the Fund invests in emerging market securities, the risks associated with foreign (non-U.S.) investment risk may be particularly high. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

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Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

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Fixed Income Securities. Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below.

o

Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

o

Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

o

Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

o

Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

o

Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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Foreign (Non-U.S.) Investment Risk.  Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

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Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.  The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker.  A futures clearing broker is required to segregate customer funds pursuant to the Commodities Exchange Act and the regulations of the U.S. Commodity Futures Trading Commission (“CFTC”).  However, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

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Hedge Fund Risk.  The Fund may invest in private investment funds, or “hedge funds,” which pursue alternative investment strategies. Certain investment instruments and techniques that a hedge fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a hedge fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more hedge funds. A shareholder will also bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  In addition, interests in a hedge fund are generally subject to restrictions on withdrawal or transfer and are likely to be illiquid.

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Hedging Transactions Risk. The Adviser may employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Adviser may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

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Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

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Issuer-Specific Risk. The value of a specific security or option can be more volatile than the market as a whole and may perform worse than the market as a whole. The value of large cap securities, as represented by the S&P 500 Index, can be more volatile than smaller cap securities due to differing market reactions to adverse issuer, political, regulatory, market, or economic developments.

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Leveraging Risk. The use of leverage, such as that embedded in derivatives, will magnify the Fund’s gains or losses. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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Limited History of Operations. The Fund has a limited history of operation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to the adviser’s management of individual and institutional accounts. As a result, investors cannot judge likely mutual fund performance of the Adviser by its track record of managing non-mutual fund assets and the Adviser may not achieve its intended result in managing the Fund.

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Liquidity Risk. The Fund is subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. The Fund is also exposed to liquidity risk through its investment in underlying funds that hold illiquid securities.

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Management Risk. The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

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Market Risk. Overall equity market risk, including volatility, may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Real Estate Investment Trusts (“REITs”) Risk. REITs are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

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Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

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Small-Cap and Mid-Cap Risk. The risk that the value of securities issued by small-capitalization and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Portfolio Holdings Disclosure: A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s SAI. Shareholders may request portfolio holdings schedules at no charge by calling 1-855-WSFUNDS (973-8637).

MANAGEMENT

Investment Adviser

West Shore Group, LLC (“West Shore” or the “Adviser”), with principal offices at 21 East Euclid Avenue, Haddonfield, New Jersey  08033, serves as the investment adviser for the Fund. The Adviser was formed in 2013 for the purpose of advising the Fund and has no other clients. Subject to the supervision of the Fund’s Board of Trustees, the Adviser is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between the Fund and the Adviser.

The Adviser has entered into an advisory agreement with the Fund, whereby the Adviser is entitled to receive an annual fee equal to 1.00% of the Fund’s average daily net assets. In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has contractually agreed to reduce the Fund’s fees and/or to make payments to limit Fund expenses until at least August 31, 2015, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) of the Fund do not exceed 2.15% for Class A shares, 1.75% for Class I shares, 2.00% for Class N shares, and 2.25% for Class R shares. Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped. A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Fund’s first annual or semi-annual shareholder report.

Portfolio Managers

Steve Cordasco

Mr. Cordasco is the President and Owner of West Shore and an investment adviser representative of Cordasco Financial Network, LLC (“Cordasco”), West Shore’s sister company. He also serves as an adjunct professor at Temple University of School of Engineering and a weekly contributor to several news publications, and hosts a weekly radio program for CBS.  Prior to founding Cordasco in 2012, Mr. Cordasco was an adviser at RBC Wealth Management since 2002, where he advised high-net-worth individuals.  Mr. Cordasco holds a Bachelor’s degree in finance and real estate from Temple University’s Fox School of Business.

Mr. Cordasco is a broker dealer representative for Andrew Garrett Inc,  an SEC-registered broker-dealer and a member of FINRA, and holds Series 7, 63 and 65 licenses and an insurance license.

Michael Shamosh

Mr. Shamosh is a Portfolio Manager of West Shore.   Mr. Shamosh joined West Shore in 2013. Mr. Shamosh is the founder and President of Compound Strategies, an investment firm he founded in 2006. From 2002 until 2012, he served as Chief Strategist at Tucker Anthony (now Royal Bank of Canada), where he developed the theoretical basis for his compounding approach to investing. Mr. Shamosh holds an MBA from Columbia University and a Bachelor’s degree in physics from Farleigh Dickinson University.

James G. Rickards

Mr. Rickards is a Portfolio Manager of West Shore, where he focuses primarily on alternative investing and derivatives in global markets.  He is also a visiting lecturer in finance at Johns Hopkins University and the School of Advanced International Studies and is an advisor on capital markets to the Office of the Director of National Intelligence and the Office of the Secretary of Defense.  Prior to joining West Shore in 2013, Mr. Rickards served in the previous five years as Senior Managing Director of Omnis, Inc., a research and consulting firm based in McLean, VA; Senior Managing Director of Tangent Capital Partners LLC, an investment bank based in New York, NY; and Chief Operating Officer of JAC Capital Management, an alternative asset management firm based in New York, NY. Mr. Rickards also served as a consultant and advisor to the Office of the Secretary of Defense and the Office of the Director of National Intelligence.  Mr. Rickards holds an LLM in taxation from the New York University School of Law, a JD from the University of Pennsylvania Law School, an MA in international economics from the School of Advanced International Studies, Washington DC, and a Bachelor’s degree with honors from the School of Arts & Sciences of The Johns Hopkins University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund.

Investment Subsidiary

The Fund may invest up to 25% of its total assets in the Subsidiary, although the Fund does not intend to allocate more than 20% of its assets to its alternative strategy, under which investments in the Subsidiary are categorized. Generally, the Subsidiary will invest primarily in private investment funds which invest in instruments that may include raw materials, precious metals, collectibles, and other commodity-linked investments. The Subsidiary may also directly invest in physical precious metals, such as gold. The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to other investors. If, at any time, the Subsidiary proposes to offer or sell its shares to any investor other than the Fund, you will receive 60 days prior notice of such offer or sale.

As with the Fund, the Adviser is responsible for the Subsidiary's day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, the Adviser provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

The Fund pays the Adviser a fee for its services. The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Adviser unless it first obtains the prior approval of the Fund's Board of Trustees for such termination. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Adviser is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments. These policies and restrictions are described in detail in the Fund's SAI. The Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund's Board regarding the Subsidiary's compliance with its policies and procedures.

The financial statements of the Subsidiary will be consolidated in the Fund's financial statements which will be included in the Fund's annual and semi-annual reports. The Fund's annual and semi-annual reports will be distributed to shareholders, and copies of the reports will be provided without charge upon request as indicated on the back cover of this Prospectus. Please refer to the SAI for additional information about the organization and management of the Subsidiary.

HOW SHARES ARE PRICED

The NAV and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the fair market value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes: This Prospectus describes three classes of shares offered by the Fund: Class A, Class I, Class N and Class R. The Fund offers these three classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below to help you make your investment decision.  The main differences between each class are sales charges, ongoing fees and minimum investment requirements. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares. For information on ongoing distribution fees, see the section entitled Distribution Fees in this Prospectus.  Each class of shares in the Fund represents an interest in the same portfolio of investments within the Fund.  There is no investment minimum on reinvested distributions, and the Fund may change investment minimums at any time.  The Fund reserves the right to waive sales charges, as described below.  The Fund and the Adviser may each waive investment minimums at their individual discretion. All share classes may not be available for purchase in all states.

Class A Shares:   Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.40% of the average daily net assets of Class A shares.  The minimum initial investment in Class A shares of the Fund is $2,500 for all accounts.  The minimum subsequent investment in Class A shares of the Fund is $500 for all accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  The following sales charges, which may be waived in the Adviser’s discretion, apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dollar Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above(2)	0.00%	0.00%	See below

(1)Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2) A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases equal to or greater than $1 million but less than $3 million, 0.50% on amounts equal to or greater than $3 million but less than $5 million, and 0.25% on amounts equal to or greater than $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase.  However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.  The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC.  See “Waiver of Contingent Deferred Sales Charges” below.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge.  To qualify for these reductions, you must notify the Fund’s distributor, Northern Lights Distributors, LLC (the “Distributor”), in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own.  The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own.  The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Fund are held as follows and cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

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Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;

•

Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent:  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period.  At your written request, Class A shares purchases made during the previous 90 days may be included.  The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI.  The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase.  If you do not complete the total intended purchase at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares:  If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge.  In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge.  You may exercise this privilege only once and must notify the Fund that you intend to do so in writing.  The Fund must receive your purchase order within 120 days of your redemption.  Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•

Current and retired directors and officers of any Fund sponsored by the Adviser or any of its subsidiaries, and their families (e.g., spouse, children, mother or father).

•

Employees of the Adviser and their families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund’s shares and their immediate families.

•

Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

•

Clients of financial intermediaries that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisers).

•

Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account.  A minimum initial investment of $1 million in the Fund is required.  The Distributor in its sole discretion may waive these minimum dollar requirements.

•

Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares.

•

Any purchases by clients of the Adviser or purchases referred through the Adviser.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”).

When an investor purchases $1,000,000 or more of the Fund’s Class A shares and does not pay an initial sales charge, a CDSC may be imposed on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules apply under the method for calculating CDSCs:

•

Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•

For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•

CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•

In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example illustrates the operation of the Class A CDSC:

•

Assume that an individual opens an account and makes a purchase payment of $1,000,000 for 100,000 Class A shares of the Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $1,100,000 ($11 per share). If the investor should redeem $22,000 (2000 shares), a CDSC would be applied against $20,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($22,000)). At the rate of 1%, the Class A CDSC would be $2,000.

Waiver of Contingent Deferred Sales Charges

The initial sales charges on Class A shares and the CDSCs on Class A shares may be reduced or waived under certain purchase arrangements and for certain categories of investors.  The CDSC applicable to Class A shares is currently waived for:

•

Any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) that occurs after the purchase of Class A shares.

•

Any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan.

•

Any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA.

•

Any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity that is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares.

•

Any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA.

•

Up to 10% per year of the value of the Fund account that (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan.

•

Redemptions by Trustees, officers and employees of any of the Trust and by directors, officers and employees of the Distributor, the Adviser or its affiliates.

•

Redemptions effected pursuant to the Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in such Fund’s prospectus.

•

Involuntary redemptions caused by operation of law.

•

Redemptions of shares of the Fund that is combined with another investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction,

•

Redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases.

•

Redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases.

•

Redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Internal Revenue Code for which the Trust is the designated financial institution.

•

A redemption by a holder of Class A shares who purchased $1,000,000 or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor.

•

A redemption by a holder of Class A shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees).

•

A redemption by a holder of Class A shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.

Exempt Transactions; No CDSCs or Payments to Brokers

Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):

•

A redemption by a holder of Class A shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees.

•

A redemption by a holder of Class A shares, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

Class I Shares

Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares.  This means that 100% of your initial investment is placed into shares of the Fund.  Class I shares require a minimum initial investment of $100,000 and the minimum subsequent investment is $1,000.

Class I shares are available to certain institutional investors, and directly to certain individual investors as set forth below:

•

Institutional Investors may include, but are not limited to, corporations, retirement plans, foundations/endowments and investors who purchase through a wrap account offered through a selling group member that enters into a wrap fee program agreement with the Distributor.

•

Individual Investors include trustees, officers and employees of the Trust and its affiliates, and immediate family members of all such persons.

•

Clients of the Adviser.

For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with eligibility requirements such as investor type and investment minimums.

Class N Shares

Class N shares of the Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class N shares pay 0.25% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Class N shares may not be available to all shareholders and have differing distribution and/or shareholder serving fees that reflect variations in distribution channels.  Over time, fees paid under this distribution and service plan will increase the cost of a Class N shareholder's investment and may cost more than other types of sales charges.  The minimum initial investment in Class N Shares is $2,500 and the minimum subsequent investment is $250.

Class R Shares

Class R shares of the Fund are sold at NAV without an initial sales charge and are subject to 12b-1 distribution fees of up to 0.50% of the average daily net assets of Class R shares.  This means that 100% of your initial investment is placed into shares of the Fund. The minimum initial investment in Class R shares of the Fund is $2,500.  The minimum subsequent investment in Class R shares of the Fund is $500.

Class R shares are available only to certain employer-sponsored retirement, savings or benefit plans held in plan level or omnibus accounts. Class R shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b)s and most individual retirement accounts.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund’s expenses over time in the Fees and Expenses of the Fund section for the Fund in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares: You may purchase shares of the Fund by sending a completed application form (the “Application”) to the following address:

Regular/Express/Overnight Mail

West Shore Real Return Income Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Fund, please call the Fund at1-855-WSFUNDS (973-8637) for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-855-WSFUNDS (973-8637) for more information about the Fund’s Automatic Investment Plan.

Minimum and Additional Investment Amounts: The minimum initial investment in Class A, Class N and Class R shares is $2,500; and $100,000 for Class I shares.  The minimum additional investment for Class A, Class N and Class R shares is $500; and $1,000 for Class I shares.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund. The Fund reserves the right to waive any investment minimum requirement.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the Fund. The Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. (Eastern time) will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order.

“Good order” means your purchase request includes:

•

the name of the Fund;

•

the dollar amount of shares to be purchased;

•

a completed purchase application or investment stub; and

•

check payable to the “West Shore Real Return Income Fund.”

Retirement Plans: You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-855-WSFUNDS (973-8637) for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares: If you hold shares directly through an account with the Fund, you may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular/Express/Overnight Mail

West Shore Real Return Income Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account. The proceeds, which are equal to number of shares times NAV less any applicable deferred sales charges or redemption fees, will be sent by mail to the address designated on your account or sent electronically, via ACH or wire, directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call1-855-WSFUNDS (973-8637). The redemption proceeds normally will be sent by mail or electronically within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Fund’s transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual account, IRA or other qualified plan account has a current account value of at least $10,000, you may participate in the Fund’s Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $100 on specified days of each month into your established bank account. Please contact the Fund at 1-855-WSFUNDS (973-8637) for more information about the Fund’s Automatic Withdrawal Plan.

Redemptions in Kind: The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period).  The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order: Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•

you request a redemption to be made payable to a person not on record with the Fund;

•

you request that a redemption be mailed to an address other than that on record with the Fund;

•

the proceeds of a requested redemption exceed $50,000;

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance falls below $2,000 ($1,000 for retirement accounts), the Fund may notify you that, unless the account is brought up to at least $2,000 ($1,000 for retirement accounts) within 30 days of the notice, your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below $2,000 ($1,000 for retirement accounts) due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

•

Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy”;

•

Rejecting or limiting specific purchase requests;

•

Rejecting purchase requests from certain investors; and

•

Charging a 1% redemption fee on shares sold within 180 days of purchase.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee under certain circumstances, limited to:

•

Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•

Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;

•

Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs ("wrap programs") that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

•

Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan including the Fund's systematic withdrawal plan;

•

Involuntary redemptions, such as those resulting from a shareholder's failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or

•

Other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Trust's Chief Compliance Officer.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund.  While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income quarterly and net capital gains annually in December. Both types of distributions will be reinvested in shares of the Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Because the Fund’s income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the Fund generally are not expected to qualify for taxation at the long-term capital gain rates available to individuals on qualified dividend income. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions.

When you redeem, sell or exchange Fund shares, you will generally realize a taxable gain or loss (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  This gain or loss is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.  Due to recent legislation, the Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Please see the SAI for more information relating to this legislation).

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund may be required to withhold taxes if a number is not delivered to the Fund within seven days.

The Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments. However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The IRS has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gains generated by investments in commodity index-linked notes and income generated by investments in a subsidiary. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Fund would be able to obtain a favorable ruling from the IRS. Furthermore, the tax treatment of the Fund’s investments in commodity-linked notes and the Subsidiary may be adversely affected by future legislation or Treasury regulations.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Fund.  This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning the Fund’s shares.

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130, is the distributor for the shares of the Fund. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis.

Distribution Fees: Each class of shares of the Fund, other than Class I shares, has adopted a Distribution Plan (“12b-1 Plan” or “Plan”), pursuant to which the Fund may pay the Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.40% of the Fund’s average daily net assets attributable to Class A shares, up to 0.25% of the Fund’s average daily net assets attributable to Class N shares, and up to 0.50% of the Fund’s average daily net assets attributable to Class R shares.

The Distributor and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries: The Distributor, its affiliates, and the Fund’s Adviser may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund, including affiliates of the Adviser. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the Distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding: To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-WSFUNDS (973-8637) on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations.  Certain information reflects financial results for a single Fund share.  The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the consolidated financial statements audited by Rothstein, Kass & Company, P.C., the Fund's former Independent Registered Public Accounting Firm, whose report, along with the Fund's consolidated financial statements, are included in the Fund's April 30, 2014 annual report, which is available upon request and is incorporated by reference in the SAI.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Period Ended April 30, 2014 (1)	Class A	Class I		Class N		Class R
Net asset value, beginning of period	$ 10.00	$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.04)	(0.02)		(0.03)		-
Net realized and unrealized
gain on investments	0.47	0.45		0.46		0.43
Total from investment operations	0.43	0.43		0.43		0.43

Less distributions from:
Net investment income	-	(0.00)	(7)	(0.00)	(7)	-
Total distributions	-	(0.00)	(7)	(0.00)	(7)	-

Net asset value, end of period	$ 10.43	$ 10.43		$ 10.43		$ 10.43

Total return (3)(6)	4.30%	4.34%		4.32%		4.30%

Net assets, at end of period (000s)	$ 11	$ 45,337		$ 317		$ 10	(9)

Ratio of gross expenses to average
net assets (4)(5)	2.58%	2.18%		2.43%		2.68%
Ratio of net expenses to average
net assets (5)	2.15%	1.75%		2.00%		2.25%
Ratio of net investment loss
to average net assets (5)(8)	(0.99)%	(0.38)%		(0.62)%		(0.88)%

Portfolio Turnover Rate (6)	8%	8%		8%		8%

(1)	The West Shore Real Return Income Fund's Class A, Class I, Class N and Class R shares commenced operations on December 6, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized for periods less than one year.
(6) Not Annualized.
(7)	Amount represents less than $0.01 per share.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9)	Actual net assets, not truncated.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

•

Social Security number and income

•

Account transactions and transaction history

•

Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do
How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or give us contact information

•

provide account information or give us your income information

•

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. • Two Roads Shared Trust does not jointly market.

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West Shore Real Return Income Fund

Adviser	West Shore Group, LLC 21 East Euclid Avenue Haddonfield, NJ 08033	Independent Registered Public Accounting Firm	KPMG LLP 4 Becker Farm Road Roseland, NJ 07068
Custodian	MUFG Union Bank, N.A. 350 California Street, 6th Floor San Francisco, CA 94104	Legal Counsel	Dechert LLP One Maritime Plaza, Suite 2300 San Francisco, CA 94111
Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, NE 68130	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Additional information about the Fund is included in the Fund’s SAI. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management.  Additional information about the Fund’s investments is also available in the Fund’s Annual and Semi-Annual Reports to Shareholders.  In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-855-WSFUNDS (973-8637). Information relating to the Fund can be found at www.westshorefunds.com.  You may also write to:

West Shore Real Return Income Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Fund’s information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-22718